Offerings - Offering: 1	Jul. 28, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Pass Through Certificates of American Airlines, Inc.
Amount Registered | shares	1,051,470,000
Maximum Aggregate Offering Price	$ 1,051,470,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 145,208.01
Offering Note	Calculated in accordance with Rules 457(r) and 456(b) of the Securities Act of 1933, as amended. This "Calculation of Filing Fee Tables" shall be deemed to update the "Calculation of Filing Fee Tables" in the registrant's registration statement on Form S-3 filed with the U.S. Securities and Exchange Commission on February 23, 2026 (File No. 333-293649-01).